Divestitures- Additional Information (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal	[1]	$ 17	$ 0	$ 121	$ (22)
Duvernay Energy Corporation
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value of non-monetary assets contributed to joint venture		94		94
Other cash payments to acquire interests in joint ventures, classified as investing activities				$ 18
Share of equity investment				30.00%
Investments in Equity-Accounted Affiliates		$ 84		$ 84
Before-tax gain on disposal				65
After-tax gain on disposal				50
Conventional
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets				40
Before-tax gain on disposal				52
After-tax gain on disposal				$ 40

[1]	Revised presentation as of January 1, 2024. See Note 3.